Notes to the semi-annual condensed consolidated cash flow statement	6 Months Ended
Jun. 30, 2023
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to the semi-annual condensed consolidated cash flow statement
23. Notes to the semi-annual condensed consolidated cash flow statement
Operating activities
For the six months ended June 30, 2023 and 2022, other non-cash expenses/(income), net in the semi-annual condensed consolidated cash flow statement primarily include non-cash share-based compensation and bonuses earned by certain members of Zegna’s senior management.